Offerings - Offering: 1	Aug. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 1,944,369,826.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 268,517.48
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, Rocket Lab USA, Inc. (the “Predecessor Registrant”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-285707) filed with the Securities and Exchange Commission on March 11, 2025 (as amended, the “Registration Statement”). Rocket Lab Corporation became the successor to the Predecessor Registrant on May 23, 2025. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee Tables” in the Registration Statement.

Represents the total of the fee offsets claimed pursuant to Rule 457(p) under the Securities Act for the portion of registration fee previously paid with respect to unsold securities, as set forth in Table 2. The registrant has terminated the offering related to the unsold securities associated with the claimed offset.

The registrant previously registered shares of its common stock having an aggregate offering price of up to $3,000,000,000 (the “Prior ATM”), offered by means of a 424(b)(5) prospectus supplement, dated May 20, 2026 (the “Prior ATM Prospectus Supplement”) pursuant to the Registration Statement. In connection with the filing of the Prior ATM Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $414,300.00. Effective as of August 6, 2026, the Prior ATM was terminated, and the offering of such unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement was deemed terminated (the “Prior ATM Termination”). As of the Prior ATM Termination, shares of common stock having an aggregate offering price of up to $1,944,369,826 remained unsold under the Prior ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $268,517.48 that has already been paid and remains unused with respect to the unsold shares of common stock previously registered pursuant to the Prior ATM Prospectus Supplement is offset against the registration fee of $268,517.48 due for this offering. Accordingly, no additional registration fee has been paid in connection with this offering.